Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 83,356	$ 56,533	$ 113,848	$ (92,040)	$ 5,015	$ 18,921	$ 102,277
Balance (in shares) at Dec. 31, 2015		56,533
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	11,698			11,698		2,859	14,557
Issuance in relation to public offering	110,160	$ 4,080	106,080				$ 110,160
Issuance in relation to public offering (in shares)		4,080					4,080
Issuance costs	(14,227)		(14,227)				$ (14,227)
Issuances in relation to share option exercises	426	$ 93	333				$ 426
Issuances in relation to exercise of share options (in shares)		93					93
Share-based compensation - share options	1,373		1,373			4	$ 1,377
Share-based compensation - Long-term incentive plan ("LTIP")	1,378		1,378			2	1,380
Share-based compensation	2,751		2,751			6	2,757
LTIP-treasury shares acquired and held by Trustee	(604)		(604)				(604)
Dividend declared to a non-controlling shareholder of a subsidiary						(564)	(564)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	(9,290)				(9,290)	(1,432)	(10,722)
Balance at Dec. 31, 2016	184,270	$ 60,706	208,196	(80,357)	(4,275)	19,790	204,060
Balance (in shares) at Dec. 31, 2016		60,706
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(26,737)			(26,737)		3,774	(22,963)
Issuance in relation to public offering	301,300	$ 5,685	295,615				$ 301,300
Issuance in relation to public offering (in shares)		5,685					5,685
Issuance costs	(8,610)		(8,610)				$ (8,610)
Issuances in relation to share option exercises	380	$ 56	324				$ 380
Issuances in relation to exercise of share options (in shares)		56					56
Share-based compensation - share options	1,255		1,255			3	$ 1,258
Share-based compensation - Long-term incentive plan ("LTIP")	1,537		1,537			1	1,538
Share-based compensation	2,792		2,792			4	2,796
LTIP-treasury shares acquired and held by Trustee	(1,367)		(1,367)				(1,367)
Dividend declared to a non-controlling shareholder of a subsidiary						(1,594)	(1,594)
Transfer between reserves			10	(10)
Foreign currency translation adjustments	9,705				9,705	1,259	10,964
Balance at Dec. 31, 2017	461,733	$ 66,447	496,960	(107,104)	5,430	23,233	484,966
Balance (in shares) at Dec. 31, 2017		66,447
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 3) | ASU 2014-09	(1,080)			(1,080)		(3)	(1,083)
Balance As at January 1, 2018	460,653	$ 66,447	496,960	(108,184)	5,430	23,230	483,883
Net (loss)/income	(74,805)			(74,805)		3,519	(71,286)
Issuances in relation to share option exercises	3,163	$ 211	2,952				$ 3,163
Issuances in relation to exercise of share options (in shares)		211					211
Share-based compensation - share options	7,885		7,885			18	$ 7,903
Share-based compensation - Long-term incentive plan ("LTIP")	3,224		3,224			9	3,233
Share-based compensation	11,109		11,109			27	11,136
LTIP-treasury shares acquired and held by Trustee	(5,451)		(5,451)				(5,451)
Dividend declared to a non-controlling shareholder of a subsidiary						(2,564)	(2,564)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	(5,673)				(5,673)	(953)	(6,626)
Balance at Dec. 31, 2018	$ 388,996	$ 66,658	$ 505,585	$ (183,004)	$ (243)	$ 23,259	$ 412,255
Balance (in shares) at Dec. 31, 2018		66,658